Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8 — SUBSEQUENT EVENTS

1.      On October 31, 2024, the Company entered into an Equity Purchase Agreement (the “Equity Purchase Agreement”) with Square Gate Capital Master Fund, LLC-Series 3 (the “Investor”), pursuant to which the Company will have the right, but not the obligation, to sell to the Investor, and the Investor will have the obligation to purchase from the Company, up to $15,000,000 (the “Maximum Commitment Amount”) worth of shares of Common Stock, at the Company’s sole discretion, over the next 24 months, subject to certain conditions precedent and other limitations set forth in the Equity Purchase Agreement. Concurrently with the execution of the Equity Purchase Agreement, the Company also agreed to issue to the Investor, as part of the consideration, shares of the Company’s common stock worth a total of 3% of the Maximum Commitment Amount (the “Initial Commitment Shares”). The ultimate calculation of the per share price of the Initial Commitment Shares will occur on the date immediately prior to a registration statement on Form S-1 covering the resale of the shares to be issued pursuant to the Equity Purchase Agreement.

2.      On November 11, 2024, an aggregate of 32,500 shares of common stock, constituting make-whole liability shares, were issued to certain of the Company’s officers and directors. See Note 4 for more information.

3.       On December 24, 2024, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain institutional and accredited investors (collectively, the “selling stockholders”), substantially all of whom were existing stockholders of the Company, pursuant to which the Company agreed to issue and sell to the selling stockholders immediately separable units (the “Units”), with each Unit being comprised of (i) one share of Series A Senior Convertible Preferred Stock, par value $0.001 per share (the “Series A Preferred Stock”), and (ii) a warrant to purchase one share of common stock (each, a “Series A Warrant” and such shares, the “Warrant Shares”), at a price per Unit of $4.00, for aggregate gross proceeds of not less than $6 million and not more than $10 million (the “Private Placement”). At two closings occurring on December 31, 2024 and January 14, 2025, the Company issued to the selling stockholders an aggregate of (i) 1,775,750 shares of Series A Preferred Stock and (ii) Series A Warrants initially exercisable into 1,775,750 shares of common stock. The gross proceeds from the closing of the Private Placement, before deducting transaction fees and other estimated Private Placement expenses, were approximately $7,103,000. Brookline Capital Markets, a division of Arcadia Securities, LLC (“Brookline”), acted as exclusive placement agent for the issuance and sale of the securities in the Private Placement. In connection with the Private Placement, the Company paid Brookline or its designees a fee in the form of warrants to purchase shares of the Company’s common stock (the “Agent Warrants”). The Agent Warrants are initially exercisable into a number of shares of common stock equal to (i) 7% of the number of shares of common stock initially issuable pursuant to the shares of Series A Preferred Stock issued to selling stockholders other than Reduced Fee Purchasers in the Private Placement, plus (ii) 3% of the number of shares of common stock initially issuable pursuant to the shares of Series A Preferred Stock issued Reduced Fee Purchasers in the Private Placement; provided that Ceros Financial Services, Inc., Brookline’s selected dealer for the Private Placement, is entitled to 33.3% of the Agent Warrants. The terms of the Agent Warrants are substantially similar to the terms of the Series A Warrants, except the Agent Warrants are not exercisable until Stockholder Approval is obtained.

4.      On January 28, 2025, the Company entered into an Asset Purchase Agreement (the “HER2 Purchase Agreement”) with Ayala Pharmaceuticals, Inc., a Delaware corporation formerly known as Advaxis, Inc. (“Ayala”), pursuant to which the Company agreed, subject to the terms and conditions set forth therein, to acquire from Ayala all HER2 and Listeria monocytogenes (Lm) related programs and assume certain of Ayala’s liabilities associated with the acquired assets (the “HER2 Purchase”). Pursuant to the HER2 Agreement, the agreed upon change in milestone payments and royalty consideration owed as it relates to the OST-HER2 program are as follows:

(i)      Elimination of $3,500,000 payment owed to Ayala upon the first filing of a Biologics Licensing Authorization approval for OST-HER2 with the FDA;

(ii)     Elimination of a total of $16,500,000 in OST-HER2 related sales milestone payments owed to Ayala made up of the following payments:

•        $1,500,000 owed upon reaching cumulative sales of $20,000,000;

•        $5,000,000 owed upon reaching cumulative sales of $50,000,000; and

•        $10,000,000 owed upon reaching cumulative sales of $100,000,000.

(iii)    The reduction in total royalty consideration owed on OST-HER2 related sales from 10% of net sales owed to Ayala to 1.5% of net sales owed under the Penn License. The royalty consideration of 1.5% of net sales owed to University of Pennsylvania going forward will apply to sales related to:

•        OST-HER2 related sales;

•        ADXS-503 related sales;

•        ADXS-504 related sales; and

•        Sales related to any new immunotherapy drug candidates created from the Lm platform during the term of a license agreement between Ayala and the Trustees of the University of Pennsylvania.

In consideration, the Company has agreed to pay an aggregate purchase price of $8,000,000, consisting of $500,000 in cash consideration and a number of shares of the Company’s common stock valued at $7,500,000 and to be calculated based on the volume-weighted average price of the Company’s common stock over the 30 trading days immediately preceding the closing date of the HER2 Purchase.

NOTE 9 — SUBSEQUENT EVENTS

1.      On June 4, 2024, the Company filed a certificate of amendment to its third amended and restated certificate of incorporation to effectuate a 1-for-2 reverse stock split of the Company’s outstanding shares of common stock, effective upon such filing. The par value and authorized shares of the Company’s common stock were not adjusted as a result of the reverse stock split. No fractional shares were issued in connection with the reverse stock split as all fractional shares were rounded up to the nearest whole share. All share and per share amounts have been retroactively restated for all periods presented to reflect the reverse stock split.